SHORT-TERM BANK CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank credit	$ 4,191	$ 8,540
Weighted average interest
Short-term bank credit	3.20%	2.95%
Short-term and revolving credit lines	$ 14,560	$ 13,542
ILS [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2018
Canada [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Jul. 31, 2018